Supplemental information on oil and gas producing activities (Details 2) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net revenues
Sales		$ 29,823,565	$ 21,322,662	$ 26,039,708
Transfers		7,518,216	7,734,195	5,692,902
Total		37,341,781	29,056,857	31,732,610
Production cost	[1]	6,535,794	5,785,950	6,006,563
Depreciation, depletion and amortization	[2]	6,349,382	5,927,466	6,234,190
Other production costs	[3]	14,066,593	12,370,540	14,457,836
Exploration expenses	[4]	1,342,952	730,393	1,586,940
Other expenses	[5]	882,743	1,684,590	6,364,414
Total		29,177,464	26,498,939	34,649,943
Income before income tax		8,164,317	2,557,918	(2,917,333)
Income tax expenses		(3,678,955)	(1,367,357)	(371,376)
Results of operations for producing activities		$ 4,485,362	$ 1,190,561	$ (3,288,709)

[1]	Production costs are lifting costs incurred to operate and maintain productive wells and related equipment and facilities including costs such as operating labor, materials, supplies, and fuel consumed in operations and the costs of operating natural gas liquids plants. In addition, they include expenses related to the asset retirement obligations that were recognized during 2017, 2016 and 2015 of COP$380,810, COP$305,653 and COP$206,570, respectively.
[2]	In accordance with IAS 37 the expense related to asset retirement obligations that were recognized during 2017, 2016 and 2015 in depreciation, depletion and amortization, were COP$179,601, COP$188,370 and COP$294,849, respectively.
[3]	Corresponds to transportation costs and naphtha that are not part of the Group’s lifting cost.
[4]	Exploration expenses include the costs of geological and geophysical activities as well as the non-productive exploratory wells.
[5]	Corresponds to administration and marketing expenses.